WARRANTS	12 Months Ended
Dec. 31, 2025
Warrants
WARRANTS

NOTE 17 – WARRANTS

The warrants issued by the Company are classified as a component of permanent stockholders’ equity within additional paid-in-capital because they are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, permit the holders to receive a fixed number of common shares upon exercise, are indexed to the Company’s common stock and meet the equity classification criteria. In addition, such warrants do not provide any guarantee of value or return.

The fair value of the warrants upon issuance was estimated using the Black-Scholes option pricing model using the following weighted-average assumptions:

The table below summarizes the Company’s warrant activities:

	Number of Ordinary Shares Warrants (*)	Number of Series A, B, C, D Warrants (*)	Number of Series Seed Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2023	1,456	27	4,165	$360 to $433,567	$1,029.40
Exercised	(86,604)	-	-	$90 to $7,500	$393.80
Adjustment due to triggering events	922,171	-	-	$90.00	$90.00
Balance at December 31, 2024	837,023	27	4,165	$90 to $433,567	$93.80
(Exercised)	(1,592,742)	-	-	$1.50 to $90	$19.69
Issued	182,349	-	-	$0.05	$0.05
Adjustments due to triggering events	27,995,716	-	-	$10.87	$10.87
Balance at December 31, 2025	27,422,346	27	4,165	$0.05 to $2,000	$10.81

(*)	Ordinary and preferred shares warrants are adjusted for the Reverse Splits.

The Series A, B, C, and D Warrants conversion prices are 0.779, 0.816, 0.888, 0.826, respectively.

The Ordinary shares warrants carry a cashless exercise feature in which if the resale by the holder of the warrant shares issuable upon exercise of the warrants is not available to be issued to the warrant holder without legend or other restrictions, the warrant holder can elect to receive upon such exercise the higher of (i) 0.85 Ordinary shares per warrant share in such exercise and (ii) the “Net Number” of Ordinary shares (as defined in the warrant agreement). The exercise price and number of Ordinary Warrant Shares issuable upon exercise are subject to adjustment from time to time, for share dividends and splits, upon issuance of Ordinary shares, options, convertible securities and changes in option price or rate of conversion.

During the year ended December 31, 2025 1,070,742 and 522,000 Ordinary Share Warrants were exercised for 910,131 and 522,000 Ordinary Shares based on a conversion ratio of 0.85 and 1, respectively.

During the year ended December 31, 2024, 86,604 Ordinary Share Warrants were exercised for 73,613 Ordinary Shares based on a conversion ratio of 0.85. The ordinary shares and warrants in these conversions have been adjusted for the Reverse Splits.

Service Agreement

On November 19, 2025, the Company entered into a three-year, pre-paid services agreement (the “Service Agreement”) with Fetch, under which Fetch will provide ASI1 Platform and Fetch Developer Tools, which the Company can use to develop its own products and services, and a credit of up to $1,500,000 in defrayal of the network, usage (or gas), or access fees the Company would have incurred by the usage of the Fetch platform. In exchange, the Company provided a non-refundable equity award of 117,651 Ordinary Shares and a pre-funded warrant to purchase 182,349 Ordinary Shares.